Segment Reporting and Geographic Locations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting and Geographic Locations
Segment Reporting
We operate our business in four segments: consumer, foodservice, specialty and international. The international segment includes all countries in which we operate other than the U.S. and Canada.

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Consumer: Our consumer segment provides a broad array of tabletop, food preparation, and pantry products at a variety of price points to retail customers, primarily under the Anchor Hocking® and ONEIDA® brands and through licensing arrangements. Sales in our consumer segment are made to mass merchants, discount retailers, specialty stores, department stores, and grocery stores, as well as to consumers through our e-commerce site. We believe our consumer customers select us based on our breadth of category assortment, innovative products, brand recognition strength, consistent quality, and reliable service.

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Foodservice: Our foodservice segment provides flatware, dinnerware, beverageware, barware, hollowware, and banquetware to the foodservice industry. Sales in our foodservice segment are made to equipment and supply dealers, broadline distributors, hotels, casinos, and chain restaurants, as well as airlines and cruiselines. We believe our foodservice customers rely on our broad product portfolio, superior design and innovation, reliable service, and brand recognition strength.

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Specialty: Our specialty segment offers glassware products to candle and floral wholesalers, direct sellers, industrial lighting manufacturers and distillers, and distributors of premium spirits. We offer a variety of accessories for taper, pillar, votive and tealite candles, and floral vases in a broad range of styles, patterns, and colors. We also sell customized spirit bottles to domestic and international premium spirit distillers. We believe our specialty customers select us because of our reliability, operating flexibility and unique manufacturing capabilities, design and innovation, and strong customer service.

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International: Our international segment serves customers in over 65 countries outside the U.S. and Canada, including customers in the European Union, Latin America, the Caribbean, Africa, the Middle East, and Asia. Our international segment includes all product categories in the consumer and foodservice markets in the countries in which we operate. We sell both our U.S. and United Kingdom manufactured glassware and bakeware and our sourced flatware, dinnerware, barware, hollowware, and banquetware internationally. We primarily market our products internationally under the Viners®, Anchor Hocking®, Sant’ Andrea®, Mermaid®, George Wilkinson®, Great British Bakeware®, Longlife®, Ana Maria Braga®, W.A. Rogers®, and ONEIDA® brands.

We evaluate the performance of our segments based on revenue, and measure segment performance based upon segment (loss) income before taxes before unallocated manufacturing costs, unallocated selling, distribution, and administrative costs, other expense (income) and interest expense (“segment contribution”). Given the nature of our operations, we do not categorize and manage assets by reportable segment but rather on a company-wide level.
The following table presents our segment information (in thousands):

	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013
	Revenues	%	Revenues	%	Revenues	%	Revenues	%
Net revenue
Consumer	$27,853	27.9%	$30,323	30.1%	$60,440	31.1%	$65,067	32.5%
Foodservice	29,386	29.4%	34,299	34.0%	54,712	28.1%	65,078	32.5%
Specialty	28,496	28.6%	25,424	25.2%	51,646	26.5%	48,826	24.4%
International	12,444	12.5%	9,190	9.1%	24,627	12.7%	17,996	9.0%
Total segment net revenue	98,179	98.4%	99,236	98.4%	191,425	98.4%	196,967	98.4%
License fees	1,615	1.6%	1,613	1.6%	3,211	1.6%	3,222	1.6%
Total revenue	$99,794	100.0%	$100,849	100.0%	$194,636	100.0%	$200,189	100.0%

Segment contribution and % before unallocated costs
Consumer	$5,150	18.5%	$3,748	12.4%	$9,359	15.5%	$7,170	11.0%
Foodservice	6,847	23.3%	9,017	26.3%	12,794	23.4%	16,833	25.9%
Specialty	5,546	19.5%	3,591	14.1%	8,741	16.9%	6,681	13.7%
International	(338)	(2.7)%	340	3.7%	(205)	(0.8)%	1,059	5.9%
Total segment contribution	$17,205		$16,696		$30,689		$31,743
Less:
Unallocated manufacturing costs	14,090		(2,554)		22,578		(4,357)
Unallocated selling, distribution and administrative expense	20,699		9,318		37,279		20,861
Loss (gain) on disposal of asset	180		(4)		180		(4)
Long-lived, intangible asset impairment	4,875		—		5,447		—
Other (income) expense	(428)		149		(443)		218
Interest expense	5,607		12,649		11,168		16,788
Loss before taxes	$(27,818)		$(2,862)		$(45,520)		$(1,763)

Segment Reporting and Geographic Locations
We operate our business in four segments: consumer, foodservice, specialty, and international. The International segment includes all countries in which we operate other than the U.S. and Canada.
We evaluate the performance of our segments based on revenue, and measure segment performance based upon segment (loss) income before taxes before unallocated manufacturing costs, unallocated selling, distribution, and administrative costs, other expense (income) and interest expense (“segment contribution”). Given the nature of our operations, we do not categorize and manage assets by reportable segment but rather on a company-wide level.
The following table presents our segment information (in thousands):

	Years Ended December 31,
	2013		2012
	Revenues	%	Revenues	%
Net revenue
Consumer	$155,663	35.3%	$156,651	37.2%
Foodservice	126,510	28.8%	128,345	30.4%
Specialty	101,429	23.1%	97,897	23.2%
International	49,702	11.3%	31,889	7.6%
Total segment net revenue	433,304	98.5%	414,782	98.4%
License fees	6,505	1.5%	6,907	1.6%
Total revenue	$439,809	100.0%	$421,689	100.0%
Segment contribution before unallocated costs
Consumer	16,745	10.8%	20,361	13.0%
Foodservice	31,233	24.7%	30,535	23.8%
Specialty	13,338	13.2%	13,455	13.7%
International	6,208	12.5%	4,903	15.4%
Total segment contribution	$67,524		$69,254
Less:
Unallocated manufacturing costs	6,047		(1,623)
Unallocated selling, distribution and administrative expense	49,155		51,655
Loss on disposal of asset	36		114
Other (income) expense	(10)		1,114
Gain on bargain purchase	(1,150)		—
Interest expense	28,322		22,536
Loss before taxes	$(14,876)		$(4,542)

The following table presents revenues and long-lived assets for each of the geographic areas in which we operate (in thousands):

	Years Ended December 31,
	2013		2012
	Revenues	Long-lived Assets	Revenues	Long-lived Assets
United States	$400,114	$53,297	$398,313	$48,662
United Kingdom	32,250	1,296	17,048	481
All other countries	7,445	313	6,328	193
	$439,809	$54,906	$421,689	$49,336

Geographic revenues and property, plant and equipment are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions. Included in all other countries are intercompany sales eliminations.
The following is a summary composition by product category of our segment revenues (dollars in thousands):

	Years Ended December 31,
	2013		2012
	Revenues	%	Revenues	%
Consumer	$155,663	37	$156,651	37
Foodservice	126,510	29	128,345	31
Specialty	101,429	23	97,897	24
International	49,702	11	31,889	8
	$433,304	100	$414,782	100